Schedule of Investments

ARK Autonomous Technology & Robotics ETF

April 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%

Aerospace & Defense - 14.3%
AeroVironment, Inc.*	491,123	$54,205,246
Elbit Systems Ltd. (Israel)	289,302	39,651,732
Kratos Defense & Security Solutions, Inc.*	5,653,200	151,166,568
Lockheed Martin Corp.	240,906	91,679,187
Teledyne Technologies, Inc.*	208,869	93,521,095
Virgin Galactic Holdings, Inc.*	1,726,923	38,251,344
Total Aerospace & Defense		468,475,172

Auto Components - 2.0%
Magna International, Inc. (Canada)	699,973	66,091,451

Automobiles - 17.0%
BYD Co. Ltd. (China)(a)	1,221,979	50,626,590
Niu Technologies (China)*(a)	2,032,841	75,946,939
Tesla, Inc.*	524,818	372,326,882
Workhorse Group, Inc.*	4,709,597	58,351,907
Total Automobiles		557,252,318

Biotechnology - 0.0%(b)
Organovo Holdings, Inc.*	167,579	1,431,125

Computer Hardware - 1.5%
Jaws Spitfire Acquisition Corp., Class A*†	2,647,530	27,163,658
One, Class A*†	2,082,697	20,972,759
Total Computer Hardware		48,136,417

Diversified Consumer Services - 1.2%
2U, Inc.*	1,021,333	40,087,320

Diversified Telecommunication - 2.8%
Iridium Communications, Inc.*	2,442,432	92,787,992

Electronic Equipment, Instruments & Components - 6.0%
Trimble, Inc.*	2,378,906	195,070,292

Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc.*	49,351	42,688,615

Household Durables - 1.5%
Vuzix Corp.*	2,062,988	47,593,133

Industrial Conglomerates - 1.7%
Raven Industries, Inc.	1,360,070	55,246,043

Interactive Media & Services - 11.2%
Alphabet, Inc., Class C*	67,979	163,837,548
Baidu, Inc. (China)*(a)	777,806	163,595,936
Tencent Holdings Ltd. (China)(a)	491,844	39,180,293
Total Interactive Media & Services		366,613,777

Internet & Direct Marketing Retail - 6.0%
Alibaba Group Holding Ltd. (China)*(a)	141,375	32,650,556
JD.com, Inc. (China)*(a)	2,117,703	163,825,504
Total Internet & Direct Marketing Retail		196,476,060

Machinery - 11.1%
Caterpillar, Inc.	319,838	72,958,246
Deere & Co.	301,388	111,769,740
ExOne Co. (The)*	848,000	19,716,000
Komatsu Ltd. (Japan)(a)	3,378,529	101,018,017
PACCAR, Inc.	378,160	33,989,021
Proto Labs, Inc.*	219,983	24,651,295
Total Machinery		364,102,319

Metal Fabrication - 0.4%
Galileo Acquisition Corp.*†	1,364,450	13,890,101

Road & Rail - 1.0%
TuSimple Holdings, Inc., Class A*	843,147	32,402,139

Semiconductors & Semiconductor Equipment - 8.0%
NVIDIA Corp.	75,128	45,105,349
NXP Semiconductors NV (Netherlands)	574,565	110,609,508
Teradyne, Inc.	851,291	106,479,478
Total Semiconductors & Semiconductor Equipment		262,194,335

Software - 6.8%
ANSYS, Inc.*	102,918	37,632,996
Autodesk, Inc.*	73,371	21,417,728
Materialise NV (Belgium)*(a)	1,738,935	52,028,935
Synopsys, Inc.*	144,869	35,791,335
UiPath, Inc., Class A*	270,174	19,452,528
Unity Software, Inc.*	560,877	56,973,886
Total Software		223,297,408

Technology Hardware, Storage & Peripherals - 4.8%
3D Systems Corp.*	3,091,034	66,580,873
Nano Dimension Ltd. (Israel)*(a)	8,415,045	61,766,430
Stratasys Ltd.*	1,255,066	28,126,029
Total Technology Hardware, Storage & Peripherals		156,473,332

Transportation - 1.3%
Atlas Crest Investment Corp., Class A*	1,620,836	16,111,110
Experience Investment Corp., Class A*†	2,717,297	27,037,105
Total Transportation		43,148,215

Total Common Stocks
(Cost $3,165,861,624)		3,273,457,564

MONEY MARKET FUND–0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (c)
(Cost $4,512,531)	4,512,531	4,512,531

Total Investments–100.0%
(Cost $3,170,374,155)		3,277,970,095
Liabilities in Excess of Other Assets–(0.0)%(b)		(484,131)
Net Assets–100.0%		$3,277,485,964

Schedule of Investments (continued)

ARK Autonomous Technology & Robotics ETF

April 30, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended April 30, 2021 is as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021

Common Stocks — 2.7%
Computer Hardware — 1.5%
Jaws Spitfire Acquisition Corp.
–	28,084,052	(580,687)	6,454	(346,161)	–	–	2,647,530	27,163,658
One
–	28,035,424	(2,164,065)	(100,351)	(4,798,249)	–	–	2,082,697	20,972,759
Metal Fabrication — 0.4%
Galileo Acquisition Corp.
–	13,824,203	(31,940)	308	97,530	–	–	1,364,450	13,890,101
Transportation — 0.8%
Experience Investment Corp.
–	47,457,423	(5,267,225)	(151,790)	(15,001,303)	–	–	2,717,297	27,037,105
$–	$117,401,102	$(8,043,917)	$(245,379)	$(20,048,183)	$–	$–	8,811,974	$89,063,623

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2021.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2021, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$3,273,457,564	$–	$–	$3,273,457,564
Money Market Fund	4,512,531	–	–	4,512,531
Total	$3,277,970,095	$–	$–	$3,277,970,095

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.